SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:12/31/2010

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         105
                                                -----------
Form 13F Information Table Value Total:         205,285
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

3M CO COM                                88579Y101     2432     28175      28175    0       0       0            0        28175
ABBOTT LABS COM                          002824100     2309     48195      48195    0       0       0            0        48195
ACCENTURE PLC IRELAND SHS CLASS A        G1151C101     2715     56000      56000    0       0       0            0        56000
AGL RES INC COM                          001204106     3480     97076      97076    0       0       0            0        97076
AMERICAN EXPRESS CO COM                  025816109      532     12400      12400    0       0       0            0        12400
AMERICAN WTR WKS CO INC NEW COM          030420103     3903    154345     154345    0       0       0            0       154345
APPLE INC COM                            037833100      210       650        650    0       0       0            0          650
AT&T INC COM                             00206R102     1231     41891      41891    0       0       0            0        41891
AUTOMATIC DATA PROCESSING IN COM         053015103      553     11950      11950    0       0       0            0        11950
BANK OF AMERICA CORPORATION COM          060505104      316     23700      23700    0       0       0            0        23700
BERKSHIRE HATHAWAY INC DEL CL B NEW      084670702     5439     67900      67900    0       0       0            0        67900
BHP BILLITON LTD SPONSORED ADR           088606108     2375     25560      25560    0       0       0            0        25560
BRISTOL MYERS SQUIBB CO COM              110122108      337     12710      12710    0       0       0            0        12710
BROWN FORMAN CORP CL B                   115637209     3347     48075      48075    0       0       0            0        48075
CAL MAINE FOODS INC COM NEW              128030202      790     25000      25000    0       0       0            0        25000
CARNIVAL CORP PAIRED CTF                 143658300      968     21000      21000    0       0       0            0        21000
CHESAPEAKE ENERGY CORP COM               165167107      301     11600      11600    0       0       0            0        11600
CHEVRON CORP NEW COM                     166764100      708      7756       7756    0       0       0            0         7756
CHUBB CORP COM                           171232101      859     14400      14400    0       0       0            0        14400
CHURCH & DWIGHT INC COM                  171340102     7180    104030     104030    0       0       0            0       104030
CISCO SYS INC COM                        17275R102      958     47375      47375    0       0       0            0        47375
CLARCOR INC COM                          179895107     2029     47300      47300    0       0       0            0        47300
COCA COLA CO COM                         191216100    11952    181719     181719    0       0       0            0       181719
COLONIAL PPTYS TR COM SH BEN INT         195872106      783     43403      43403    0       0       0            0        43403
CONOCOPHILLIPS COM                       20825C104     2190     32165      32165    0       0       0            0        32165
COSTCO WHSL CORP NEW COM                 22160K105     2159     29900      29900    0       0       0            0        29900
COUSINS PPTYS INC COM                    222795106      599     71864      71864    0       0       0            0        71864
CROSS TIMBERS RTY TR TR UNIT             22757R109     1203     30175      30175    0       0       0            0        30175
CVS CAREMARK CORPORATION COM             126650100      264      7600       7600    0       0       0            0         7600
DEERE & CO COM                           244199105     2550     30710      30710    0       0       0            0        30710
DISNEY WALT CO COM DISNEY                254687106     1658     44190      44190    0       0       0            0        44190
DOMINION RES INC VA NEW COM              25746U109      207      4840       4840    0       0       0            0         4840
DOVER CORP COM                           260003108      409      7000       7000    0       0       0            0         7000
DU PONT E I DE NEMOURS & CO COM          263534109     1115     22359      22359    0       0       0            0        22359
DUKE ENERGY CORP NEW COM                 26441C105      759     42638      42638    0       0       0            0        42638
EMERSON ELEC CO COM                      291011104      423      7400       7400    0       0       0            0         7400
EQUITY RESIDENTIAL SH BEN INT            29476L107     1803     34700      34700    0       0       0            0        34700
ETFS GOLD TR SHS                         26922Y105     3026     21400      21400    0       0       0            0        21400
EXELON CORP COM                          30161N101      204      4900       4900    0       0       0            0         4900
EXXON MOBIL CORP COM                     30231G102    11007    150534     150534    0       0       0            0       150534
FEDEX CORP COM                           31428X106     2797     30075      30075    0       0       0            0        30075
FREEPORT-MCMORAN COPPER & GO COM         35671D857     1571     13080      13080    0       0       0            0        13080
G & K SVCS INC CL A                      361268105      358     11575      11575    0       0       0            0        11575
GENERAL DYNAMICS CORP COM                369550108     2278     32100      32100    0       0       0            0        32100
GENERAL ELECTRIC CO COM                  369604103     1486     81261      81261    0       0       0            0        81261
GENUINE PARTS CO COM                     372460105      331      6450       6450    0       0       0            0         6450
GOOGLE INC CL A                          38259P508      552       930        930    0       0       0            0          930
HCP INC COM                              40414L109      680     18474      18474    0       0       0            0        18474
HERSHEY CO COM                           427866108     1006     21335      21335    0       0       0            0        21335
HOME DEPOT INC COM                       437076102      523     14922      14922    0       0       0            0        14922
HONEYWELL INTL INC COM                   438516106     1209     22750      22750    0       0       0            0        22750
IDEXX LABS INC COM                       45168D104     1647     23800      23800    0       0       0            0        23800
INTEL CORP COM                           458140100      312     14850      14850    0       0       0            0        14850
INTERNAP NETWORK SVCS CORP COM PAR $.001 45885A300      187     30776      30776    0       0       0            0        30776
INTERNATIONAL BUSINESS MACHS COM         459200101     7342     50025      50025    0       0       0            0        50025
ISHARES TR 2017 S&P AMTFR                464289271     1478     29300      29300    0       0       0            0        29300
ISHARES TR DJ US INDEX FD                464287846     3468     54693      54693    0       0       0            0        54693
ISHARES TR US PFD STK IDX                464288687     7118    183450     183450    0       0       0            0       183450
JOHNSON & JOHNSON COM                    478160104     8293    134084     134084    0       0       0            0       134084
JOHNSON CTLS INC COM                     478366107     3060     80100      80100    0       0       0            0        80100
JPMORGAN CHASE & CO COM                  46625H100      247      5832       5832    0       0       0            0         5832
KIMBERLY CLARK CORP COM                  494368103      704     11162      11162    0       0       0            0        11162
LILLY ELI & CO COM                       532457108      368     10500      10500    0       0       0            0        10500
MCDONALDS CORP COM                       580135101     1232     16050      16050    0       0       0            0        16050
MEDCO HEALTH SOLUTIONS INC COM           58405U102     1886     30777      30777    0       0       0            0        30777
MERCK & CO INC NEW COM                   58933Y105     2158     59870      59870    0       0       0            0        59870
MICROSOFT CORP COM                       594918104     4969    178020     178020    0       0       0            0       178020
NUVEEN GA DIV ADV MUN FD 2 COM           67072B107      162     12850      12850    0       0       0            0        12850
NUVEEN GA PREM INCOME MUN FD SH BEN INT  67060F102      181     14040      14040    0       0       0            0        14040
PAYCHEX INC COM                          704326107     2500     80866      80866    0       0       0            0        80866
PEABODY ENERGY CORP COM                  704549104     3872     60515      60515    0       0       0            0        60515
PEPSICO INC COM                          713448108     2308     35335      35335    0       0       0            0        35335
PFIZER INC COM                           717081103      525     29985      29985    0       0       0            0        29985
PHILIP MORRIS INTL INC COM               718172109     2335     39900      39900    0       0       0            0        39900
POWERSHARES ETF TRUST FINL PFD PTFL      73935X229     2745    155850     155850    0       0       0            0       155850
POWERSHARES ETF TRUST WATER RESOURCE     73935X575      220     11600      11600    0       0       0            0        11600
PRICE T ROWE GROUP INC COM               74144T108     7143    110672     110672    0       0       0            0       110672
PROCTER & GAMBLE CO COM                  742718109     5398     83911      83911    0       0       0            0        83911
RIO TINTO PLC SPONSORED ADR              767204100     1018     14200      14200    0       0       0            0        14200
ROYAL DUTCH SHELL PLC SPONS ADR A        780259206     2622     39258      39258    0       0       0            0        39258
SCANA CORP NEW COM                       80589M102      284      7000       7000    0       0       0            0         7000
SCHLUMBERGER LTD COM                     806857108      772      9246       9246    0       0       0            0         9246
SCHWAB CHARLES CORP NEW COM              808513105     2161    126315     126315    0       0       0            0       126315
SELECT SECTOR SPDR TR SBI INT-ENERGY     81369Y506     3227     47285      47285    0       0       0            0        47285
SELECT SECTOR SPDR TR SBI INT-FINL       81369Y605      809     50700      50700    0       0       0            0        50700
SELECT SECTOR SPDR TR SBI INT-TECH       81369Y803     2511     99700      99700    0       0       0            0        99700
SHAW GROUP INC COM                       820280105      411     12000      12000    0       0       0            0        12000
SOUTHERN CO COM                          842587107     6624    173255     173255    0       0       0            0       173255
SPDR GOLD TRUST GOLD SHS                 78463V107      472      3400       3400    0       0       0            0         3400
SPDR S&P 500 ETF TR TR UNIT              78462F103     1154      9175       9175    0       0       0            0         9175
SPDR SERIES TRUST S&P BIOTECH            78464A870     1001     15875      15875    0       0       0            0        15875
STERICYCLE INC COM                       858912108     1618     20000      20000    0       0       0            0        20000
TANZANIAN ROYALTY EXPL CORP COM          87600U104       73     10000      10000    0       0       0            0        10000
TATA MTRS LTD SPONSORED ADR              876568502     1159     39500      39500    0       0       0            0        39500
TEVA PHARMACEUTICAL INDS LTD ADR         881624209     1597     30644      30644    0       0       0            0        30644
TEXAS PAC LD TR SUB CTF PROP I T         882610108     1248     34220      34220    0       0       0            0        34220
THERMO FISHER SCIENTIFIC INC COM         883556102      454      8200       8200    0       0       0            0         8200
TJX COS INC NEW COM                      872540109      559     12600      12600    0       0       0            0        12600
UNITED TECHNOLOGIES CORP COM             913017109     2121     26944      26944    0       0       0            0        26944
VEOLIA ENVIRONNEMENT SPONSORED ADR       92334N103      902     30730      30730    0       0       0            0        30730
VERIZON COMMUNICATIONS INC COM           92343V104      263      7344       7344    0       0       0            0         7344
WAL MART STORES INC COM                  931142103      302      5600       5600    0       0       0            0         5600
WASTE MGMT INC DEL COM                   94106L109      723     19600      19600    0       0       0            0        19600
WATTS WATER TECHNOLOGIES INC CL A        942749102      549     15000      15000    0       0       0            0        15000
ZIMMER HLDGS INC COM                     98956P102      719     13390      13390    0       0       0            0        13390